Bank Borrowings	12 Months Ended
Dec. 31, 2019
Bank Borrowings
Bank Borrowings

15. Bank Borrowings

Bank borrowings consisted of the following:

	December 31,
	2019	2018
	(in US$’000)
Non-current	26,818	26,739

The weighted average interest rate for outstanding bank borrowings for the years ended December 31, 2019, 2018 and 2017 was 3.30% per annum, 2.79% per annum and 1.90% per annum respectively. In addition, the Group incurred guarantee fees of US$320,000 for the year ended December 31, 2017, which was 0.76% per annum of the weighted average outstanding bank borrowings. No guarantee fees were incurred subsequent to December 31, 2017. The carrying amounts of the Group’s bank borrowings were denominated in HK$.

(i)    3-year term loan and 18-month revolving loan facilities

In November 2017, the Group through its subsidiary, entered into facility agreements with a bank for the provision of unsecured credit facilities in the aggregate amount of HK$400,000,000 (US$51,282,000). The credit facilities included (i) a HK$210,000,000 (US$26,923,000) 3-year term loan facility and (ii) a HK$190,000,000 (US$24,359,000) 18-month revolving loan facility. The term loan bore interest at the Hong Kong Interbank Offered Rate (“HIBOR”) plus 1.50% per annum and an upfront fee of HK$1,575,000 (US$202,000). The revolving loan facility bore interest at HIBOR plus 1.25% per annum. These credit facilities were guaranteed by the Company. The term loan was drawn in May 2018 and was fully repaid in June 2019. The revolving loan facility expired in May 2019.

(ii)    2-year revolving loan facilities

In August 2018, the Group through its subsidiary, entered into two separate facility agreements with banks for the provision of unsecured credit facilities in the aggregate amount of HK$507,000,000 (US$65,000,000). The first credit facility is a HK$351,000,000 (US$45,000,000) revolving loan facility, with a term of 2 years and an interest rate at HIBOR plus 1.35% per annum. The second credit facility is a HK$156,000,000 (US$20,000,000) revolving loan facility, with a term of 2 years and an interest rate at HIBOR plus 1.35% per annum. These credit facilities are guaranteed by the Company. As at December 31, 2019 and 2018, no amount has been drawn from either of the revolving loan facilities.

In February 2017, the Group through its subsidiary, entered into two separate facility agreements with the banks for the provision of unsecured credit facilities in the aggregate amount of HK$546,000,000 (US$70,000,000). The first credit facility included (i) a HK$156,000,000 (US$20,000,000) term loan facility and (ii) a HK$195,000,000 (US$25,000,000) revolving loan facility, both with a term of 18 months and an interest rate at HIBOR plus 1.25% per annum. The second credit facility included (i) a HK$78,000,000 (US$10,000,000) term loan facility and (ii) a HK$117,000,000 (US$15,000,000) revolving loan facility, both with a term of 18 months and an interest rate at HIBOR plus 1.25% per annum. The term loans from the first and second credit facilities were repaid in May 2018. Both revolving loan facilities were terminated in August 2018.

(iii)    3-year revolving loan facility and 3-year term loan and revolving loan facilities

In November 2018, the Group through its subsidiary, renewed a 3-year revolving loan facility with a bank in the amount of HK$234,000,000 (US$30,000,000) with an interest rate at HIBOR plus 0.85% per annum. This credit facility is guaranteed by the Company. As at December 31, 2019 and 2018, no amount has been drawn from the revolving loan facility.

In May 2019, the Group through its subsidiary, entered into a separate facility agreement with the bank for the provision of additional unsecured credit facilities in the aggregate amount of HK$400,000,000 (US$51,282,000). The 3-year credit facilities include (i) a HK$210,000,000 (US$26,923,000) term loan facility and (ii) a HK$190,000,000 (US$24,359,000) revolving loan facility, both with an interest rate at HIBOR plus 0.85% per annum, and an upfront fee of HK$819,000 (US$105,000) on the term loan. These credit facilities are guaranteed by the Company. The term loan was drawn in October 2019 and is due in May 2022. As at December 31, 2019, no amount has been drawn from the revolving loan facility.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	December 31,
	2019	2018
	(in US$’000)
Not later than 1 year	—	—
Between 1 to 2 years	—	26,923
Between 2 to 3 years	26,923	—
	26,923	26,923

As at December 31, 2019 and 2018, the Group had unutilized bank borrowing facilities of HK$931,000,000 (US$119,359,000).